EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 8. EMPLOYEE BENEFIT PLANS

Share-Based Compensation Plans

We currently grant stock-based awards to our directors and key employees pursuant to our 2008 Stock Incentive Plan, which was approved by our shareholders at their 2008 annual meeting. At December 31, 2011, approximately 21 million shares of common stock were available under our 2008 Stock Incentive Plan for future stock option grants and other incentive awards, including restricted stock units. Options have an exercise price equal to the fair market value of the shares on the date of grant and generally expire 10 years from the date of grant. A restricted stock unit is a contractual right to receive one share of our common stock or the equivalent value in cash in the future. Options and restricted stock units typically vest one-third on each of the first three anniversary dates of the grant; however, from time to time, we grant performance-based options and restricted stock units that vest subject to the achievement of specified performance goals within a specified timeframe.

Our income from continuing operations for the years ended December 31, 2011, 2010 and 2009 includes $25 million, $22 million and $23 million, respectively, of pretax compensation costs related to our stock-based compensation arrangements ($15 million, $14 million and $14 million, respectively, after-tax, excluding the impact of the deferred tax valuation allowance). The table below shows the stock option and restricted stock unit grants and other awards that comprise the $25 million of stock-based compensation expense recorded in salaries, wages and benefits in the year ended December 31, 2011. Compensation cost is measured by the fair value of the awards on their grant dates and is recognized over the requisite service period of the awards, whether or not the awards had any intrinsic value during the period.

Grant Date	Awards	Exercise Price Per Share	Fair Value Per Share at Grant Date		Stock-Based Compensation Expense for Year Ended December 31, 2011
	(In Thousands)				(In Millions)
Stock Options:
February 25, 2010	960	$5.03	$2.89		$1
February 26, 2009	11,191	1.14	0.71		3
February 26, 2009	7,985	1.14	0.61		1
March 6, 2008	2,563	4.94	2.43		1
Restricted Stock Units:
November 4, 2011	268		4.86	(1)	1
February 23, 2011	3,864		6.90		7
February 25, 2010	4,327		5.03		7
March 6, 2008	2,657		4.94		2
Other grants					2
					$25

(1)     End of month fair market value was used for this grant to calculate compensation expense.

Prior to our shareholders approving the 2008 Stock Incentive Plan, we granted stock-based awards to our directors and employees pursuant to other plans. Stock options remain outstanding under those other plans, but no additional stock-based awards will be granted under them.

Pursuant to the terms of our stock-based compensation plans, awards granted under the plans vest and may be exercised as determined by the compensation committee of our board of directors. In the event of a change in control, the compensation committee may, at its sole discretion without obtaining shareholder approval, accelerate the vesting or performance periods of the awards.

Stock Options

The following table summarizes stock option activity during the years ended December 31, 2011, 2010 and 2009:

	Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Weighted Average Remaining Life
			(In Millions)
Outstanding as of December 31, 2008	31,905,426	18.48
Granted	22,146,180	1.17
Exercised	0
Forfeited/Expired	(5,734,351)	18.21
Outstanding as of December 31, 2009	48,317,255	10.58
Granted	964,008	5.03
Exercised	(2,081,978)	1.21
Forfeited/Expired	(4,043,736)	20.62
Outstanding as of December 31, 2010	43,155,549	9.97
Granted	0
Exercised	(2,516,084)	1.31
Forfeited/Expired	(6,645,893)	32.23
Outstanding as of December 31, 2011	33,993,572	$6.26	$65	5.3 years
Vested and expected to vest at December 31, 2011	33,925,303	$6.27	$65	5.3 years
Exercisable as of December 31, 2011	26,798,092	$7.53	$39	4.8 years

There were 2,516,084 stock options exercised during the year ended December 31, 2011 with a $14 million aggregate intrinsic value, and 2,081,978 stock options exercised in 2010 with a $9 million aggregate intrinsic value.

As of December 31, 2011, there were $2 million of total unrecognized compensation costs related to stock options. These costs are expected to be recognized over a weighted average period of 0.6 years.

In the year ended December 31, 2011, there were no stock options granted. In the year ended December 31, 2010, we granted an aggregate of 964,008 stock options under our 2008 Stock Incentive Plan to certain of our senior officers. Half of these stock options are subject to time-vesting and the remainder were granted subject to performance-based vesting. Because all conditions were met, the performance-based stock options will vest and be settled ratably over a three-year period from the date of the grant.

The weighted average estimated fair value of stock options we granted in the year ended December 31, 2010 was $2.89 per share for our top 11 employees. We did not grant stock options to any other employees in the year ended December 31, 2010. These fair values were calculated based on each grant date using a binomial lattice model with the following assumptions:

Year Ended December 31, 2010
Top Eleven Employees
Expected volatility	53%
Expected dividend yield	0%
Expected life	7 years
Expected forfeiture rate	2%
Risk-free interest rate	3.29%
Early exercise threshold	75% gain
Early exercise rate	20% per year

The expected volatility used in the binomial lattice model incorporated historical and implied share-price volatility and was based on an analysis of historical prices of our stock and open-market exchanged options. The expected volatility reflects the historical volatility for a duration consistent with the contractual life of the options, and the volatility implied by the trading of options to purchase our stock on open-market exchanges. The historical share-price volatility excludes the movements in our stock price during the period October 1, 2002 through December 31, 2002 due to unique events occurring during that time, which caused extreme volatility in our stock price. The expected life of options granted is derived from the output of the binomial lattice model and represents the period of time that the options are expected to be outstanding. This model incorporates an early exercise assumption in the event of a significant increase in stock price. The risk-free interest rates are based on zero-coupon U.S. Treasury yields in effect at the date of grant consistent with the expected exercise timeframes.

The following table summarizes information about our outstanding stock options at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$0.00 to $1.149	15,912,326	7.2 years	$1.14	9,473,119	$1.14
$1.15 to $10.639	10,968,023	5.0 years	7.25	10,211,750	7.45
$10.64 to $13.959	2,870,801	2.2 years	12.11	2,870,801	12.11
$13.96 to $17.589	3,594,422	1.1 years	17.09	3,594,422	17.09
$17.59 to $28.759	612,000	0.8 years	28.16	612,000	28.16
$28.76 and over	36,000	0.6 years	45.14	36,000	45.14
	33,993,572	5.3 years	$6.26	26,798,092	$7.53

As of December 31, 2011, approximately 73.5% of our outstanding options were held by current employees and approximately 26.5% were held by former employees. Approximately 56.5% of our outstanding options were in-the-money, that is, they had an exercise price less than the $5.13 market price of our common stock on December 31, 2011, and approximately 43.5% were out-of-the-money, that is, they had an exercise price of more than $5.13 as shown in the table below:

	In-the-Money Options		Out-of-the-Money Options		All Options
	Outstanding	% of Total	Outstanding	% of Total	Outstanding	% of Total
Current employees	20,128,972	99.6%	8,241,207	39.7%	28,370,179	73.5%
Former employees	59,334	0.4%	5,564,059	60.3%	5,623,393	26.5%
Totals	20,188,306	100.0%	13,805,266	100.0%	33,993,572	100.0%
% of all outstanding options	56.5%		43.5%		100.0%

Restricted Stock Units

The following table summarizes restricted stock unit activity during the years ended December 31, 2011, 2010 and 2009:

	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Unit
Unvested as of December 31, 2008	8,670,318	$6.04
Granted	542,324	2.35
Vested	(4,069,831)	5.84
Forfeited	(336,370)	5.59
Unvested as of December 31, 2009	4,806,441	5.82
Granted	5,139,299	5.03
Vested	(2,500,853)	5.70
Forfeited	(1,123,617)	6.26
Unvested as of December 31, 2010	6,321,270	5.14
Granted	4,553,399	6.76
Vested	(2,889,882)	4.98
Forfeited	(275,561)	5.93
Unvested as of December 31, 2011	7,709,226	$6.13

In the year ended December 31, 2011, we granted 3,529,448 restricted stock units subject to time-vesting. In addition, we granted 755,436 performance-based restricted stock units to certain of our senior officers. Because all conditions were met, the performance-based restricted stock units will vest and be settled ratably over a three-year period from the date of the grant. In the year ended December 31, 2011, we also granted 268,515 restricted stock units to our directors, which vested immediately on the grant date and may be settled in cash, shares of our common stock or a combination of cash and stock. The fair value of restricted stock units granted to directors will be adjusted based on our share price at the end of each calendar quarter. Annual grants of restricted stock units to our directors settle on the earlier of the third anniversary of the date of the grant or termination of board service, unless settlement has been deferred by the director. Initial grants of restricted stock units to newly appointed directors are settled only upon termination of board service.

In the year ended December 31, 2010, we granted 4,081,030 restricted stock units subject to time-vesting. In addition, we granted 832,030 performance-based restricted stock units to certain of our senior officers. Because all conditions were met, the performance-based restricted stock units will vest and be settled ratably over a three-year period from the date of the grant. In the year ended December 31, 2010, we also granted 226,239 restricted stock units to our directors, which vested immediately on the grant date and may be settled, as described above, in cash, shares of our common stock or a combination of cash and stock.

As of December 31, 2011 and 2010, there were $29 million and $19 million, respectively, of total unrecognized compensation costs related to restricted stock units. These costs are expected to be recognized over a weighted average period of 2.1 years.

Employee Stock Purchase Plan

We have an employee stock purchase plan under which we are currently authorized to issue up to 20,250,000 shares of common stock to our eligible employees. As of December 31, 2011, there were approximately 2,651,815 shares available for issuance under our employee stock purchase plan. Under the terms of the plan, eligible employees may elect to have between 1% and 10% of their base earnings withheld each quarter to purchase shares of our common stock. Shares are purchased at a price equal to 95% of the closing price on the last day of the quarter. The plan requires a one-year holding period for all shares issued. The holding period does not apply upon termination of employment. Under the plan, no individual may purchase, in any year, shares with a fair market value in excess of $25,000. The plan is currently not considered to be compensatory.

We sold the following numbers of shares under our employee stock purchase plan in the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
Number of shares	749,637	771,319	1,715,591
Weighted average price	$5.36	$4.93	$1.34

Employee Retirement Plans

Substantially all of our employees, upon qualification, are eligible to participate in a defined contribution 401(k) plan. Under the plan, employees may contribute 1% to 75% of their eligible compensation, and we match such contributions annually up to a maximum percentage for participants actively employed as of December 31. As of January 1, 2009, the employer match was made discretionary, employees must work 1,000 hours or more during the plan year to be eligible to receive any match and the matching percentage was reduced from 3% to 1.5%. However, based on our improved profitability in 2009, we recorded, in the three months ended December 31, 2009, discretionary contribution expense of $16 million for contributions to the 401(k) plan accounts of employees who were not eligible for incentive compensation awards. Plan expenses, primarily related to our contributions to the plan, were approximately $32 million, $26 million and $43 million for the years ended December 31, 2011, 2010 and 2009, respectively. Such amounts are reflected in salaries, wages and benefits in the accompanying Consolidated Statements of Operations.

We maintain one active and two frozen non-qualified defined benefit pension plans (“SERPs”) that provide supplemental retirement benefits to certain of our current and former executives. The plans are not funded, and plan obligations are paid from our working capital. Pension benefits are generally based on years of service and compensation. The following tables summarize the balance sheet impact, as well as the benefit obligations, funded status and rate assumptions associated with the SERPs based on actuarial valuations prepared as of December 31, 2011 and 2010:

	December 31,
	2011	2010
Reconciliation of funded status of plans and the amounts included in the Consolidated Balance Sheets:
Projected benefit obligations(1)
Beginning obligations	$(268)	$(249)
Service cost	(2)	(2)
Interest cost	(14)	(14)
Actuarial loss	(19)	(21)
Benefits paid	18	18
Ending obligations	(285)	(268)
Fair value of plans’ assets	0	0
Funded status of plans	$(285)	$(268)
Amounts recognized in the Consolidated Balance Sheets consist of:
Other current liability	$(20)	$(19)
Other long-term liability	(265)	(249)
Accumulated other comprehensive loss	65	49
	$(220)	$(219)
Assumptions:
Discount rate	5.00%	5.50%
Compensation increase rate	3.00%	3.00%
Measurement date	December 31, 2011	December 31, 2010

(1)         The accumulated benefit obligation at December 31, 2011 and 2010 was approximately $280 million and $265 million, respectively.

The components of net periodic benefit costs and related assumptions are as follows:

	Years Ended December 31,
	2011	2010	2009

Service costs	$2	$2	$1
Interest costs	14	14	14
Amortization of prior-year service costs	0	0	3
Amortization of net actuarial loss	3	1	1
Net periodic benefit cost	$19	$17	$19
Assumptions:
Discount rate	5.50%	5.75%	5.75%
Long-term rate of return on assets	n/a	n/a	n/a
Compensation increase rate	3.00%	3.00%	4.00%
Measurement date	January 1, 2011	January 1, 2010	January 1, 2009
Census date	January 1, 2011	January 1, 2010	January 1, 2009

Net periodic benefit costs for the current year are based on assumptions determined at the valuation date of the prior year.

We recorded loss adjustments of $16 million, $20 million and $3 million in other comprehensive income (loss) in the three months ended December 31, 2011, 2010 and 2009, respectively, to recognize changes in the funded status of our SERPs. Changes in the funded status are recorded as a direct increase or decrease to shareholders’ equity through accumulated other comprehensive loss. Net actuarial losses of $19 million, $21 million and $7 million during the years ended December 31, 2011, 2010 and 2009, respectively, and the amortization of net prior service costs of less than $1 million for the years ended December 31, 2011 and 2010 and approximately $3 million for the year ended December 31, 2009 were recognized in other comprehensive income (loss). Cumulative net actuarial losses of $65 million, $49 million and $29 million as of December 31, 2011, 2010 and 2009, respectively, and unrecognized prior service costs of less than $1 million as of all of the years ended December 31, 2011, 2010 and 2009, have not yet been recognized as components of net periodic benefit costs. During the year ending December 31, 2012, no net prior service costs are expected to be recognized as components of net periodic benefit costs.

The following table presents our estimated future benefit payments for the next five years and in the aggregate for the five years thereafter:

		Years Ending December 31,
	Total	2012	2013	2014	2015	2016	Five Years Thereafter
SERP benefit payments	$200	$20	$20	$20	$20	$20	$100

The SERP obligations of $285 million at December 31, 2011 are classified in the accompanying Consolidated Balance Sheet as an other current liability ($20 million) and an other noncurrent liability ($265 million) based on an estimate of the expected payment patterns.